Concentrations of Credit Risk and Major Customers (Details) - Schedule of Geographic Area - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Country:
Total cash and cash equivalents	$ 4,073,440	$ 18,426,622
Cash and cash equivalents percentage	100.00%	100.00%
Singapore [Member]
Country:
Total cash and cash equivalents	$ 240,204	$ 259,686
Cash and cash equivalents percentage	6.00%	1.00%
China (Hongkong) [Member]
Country:
Total cash and cash equivalents	$ 3,678,925	$ 1,599,983
Cash and cash equivalents percentage	90.00%	9.00%
China (Mainland) [Member]
Country:
Total cash and cash equivalents	$ 154,311	$ 16,566,953
Cash and cash equivalents percentage	4.00%	90.00%